EQUITY ACCOUNTED INVESTMENTS	6 Months Ended
Jun. 30, 2022
Interests In Other Entities [Abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Balance at beginning of year	$70	$73
Acquisitions through business combinations	9	—
Additions	—	1
Share of net income	3	5
Distributions received	(2)	(4)
Foreign currency translation	—	(5)
Balance at end of period	$80	$70